INCOME TAXES - Additional information (Details) $ in Thousands, ¥ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2008	Feb. 29, 2024 HKD ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 CNY (¥)	Dec. 31, 2023	Feb. 28, 2023 USD ($)	Dec. 31, 2022	Feb. 28, 2022 USD ($)	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2019
Income taxes
Deferred tax assets, valuation allowance			$ 553,596			$ 601,843
Uncertain tax positions			0			$ 0		$ 0
Unrecognized tax benefits			$ 0
Statute of limitation will be extended to five years under special circumstances | ¥				¥ 0.1
PRC statutory income tax rate		25.00%	25.00%	25.00%		25.00%		25.00%
Tax rate on dividends distributed by the foreign investment entities		10.00%	10.00%	10.00%
Beijing Lebai
Income taxes
Income tax rate (as a percent)						25.00%		25.00%
Hong Kong
Income taxes
Taxable income under tier one tax rate		$ 2
Statutory rate - tier one		8.25%	8.25%	8.25%
Statutory rate - tier two		16.50%	16.50%	16.50%
PRC
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Operating loss carryforwards			$ 1,068,474
Undistributed earnings			$ 2,740,513			$ 2,776,339
PRC | TAL Beijing
Income taxes
HNTE tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
PRC | Yizhen Xuesi
Income taxes
Income tax rate (as a percent)							25.00%		12.50%		12.50%		12.50%
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%
PRC | Lebai Information.
Income taxes
Income tax rate (as a percent)										12.50%		12.50%
PRC | Key Software Enterprise | TAL Beijing
Income taxes
Key Software Enterprise tax rate (as a percent)					25		25
PRC | High And New Technology Enterprise | Yizhen Xuesi
Income taxes
Preferential tax rate (as a percent)						15.00%